CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 94,929	$ 70,643	$ 38,339	$ 50,285
Pawn loan fees and service charges receivable	16,539	16,689	15,544
Pawn loans	113,938	115,234	104,636
Consumer loans, net	1,239	1,450	1,618
Inventories	72,279	77,793	64,771
Prepaid expenses and other current assets	2,425	3,369	7,310
Deferred tax assets	5,190	5,044	1,148
Total current assets	306,539	290,222	233,366
Property and equipment, net	109,882	108,137	97,006
Goodwill, net	254,790	251,241	168,799
Other non-current assets	15,978	9,373	6,561
Total assets	687,189	658,973	505,732
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	0	3,326	3,240
Accounts payable and accrued liabilities	37,184	38,023	30,827
Income taxes payable	3,377	7,412	0
Total current liabilities	40,561	48,761	34,067
Revolving unsecured credit facility	0	182,000	52,000
Notes payable, net of current portion	0	5,026	7,531
Senior unsecured notes	200,000	0	0
Deferred income tax liabilities	9,292	8,827	17,155
Total liabilities	249,853	244,614	110,753
Stockholders' equity:
Preferred stock	0	0	0
Common stock	394	394	393
Additional paid-in capital	177,225	176,675	175,144
Retained earnings	520,410	497,728	434,146
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(8,006)	(7,751)	(709)
Common stock held in treasury, at cost	(252,687)	(252,687)	(213,995)
Total stockholders' equity	437,336	414,359	394,979
Total liabilities and stockholders' equity	$ 687,189	$ 658,973	$ 505,732